Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Class A [Member]
Numerator:
Allocation of net loss	$ (633,549)			$ (1,264,241)
Denominator:
Basic and diluted weighted average shares outstanding	7,727,686			7,716,804
Basic and diluted net loss per common share	$ (0.08)			$ (0.16)
Class B [Member]
Numerator:
Allocation of net loss	$ (182,584)	$ (30)	$ (1,030)	$ (329,827)
Denominator:
Basic and diluted weighted average shares outstanding	2,227,054	1,437,500	1,437,500	2,013,230
Basic and diluted net loss per common share	$ (0.08)	$ 0	$ 0	$ (0.16)